Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2024
SWITZERLAND
Tax years subject to examination	2024
FRANCE
Tax years subject to examination	2021 – 2024
Japan
Tax years subject to examination	2024
Taiwan
Tax years subject to examination	2024